Employee benefits (Schedule Of Expected To Pay Benefits For Subsequent Years) (Details) (Front-End [Member], EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	€ 209
2015	313
2016	337
2017	493
2018	629
Aggregate for the years 2019-2023	2,796
Total	€ 4,777